Commitments and Contingencies - Underwriting Agreement (Details)						2 Months Ended	8 Months Ended	9 Months Ended
	Jan. 22, 2022 $ / shares shares	Jan. 14, 2022 $ / shares shares	Nov. 22, 2021 USD ($) shares	Jun. 16, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 shares
Commitments and Contingencies
Underwriters option period								45 days
Number of units issued		11,500,000
Unit Price | $ / shares		$ 10.10
Stockholders' Equity Note, Stock Split, Conversion Ratio			2	2
Aggregate purchase price | $						$ 25,000	$ 25,000
Founder Shares
Commitments and Contingencies
Aggregate number of shares owned			2,125,000
Founder Shares | Sponsor
Commitments and Contingencies
Number of shares issued			55,000		4,312,500			500,000
Aggregate purchase price | $			$ 478		$ 25,000
Founder Shares | Alliance Global Partners
Commitments and Contingencies
Number of shares transferred				1,207,500
Value of shares transferred | $				$ 7,000
Aggregate number of shares owned			750,000
Over-allotment Units
Commitments and Contingencies
Underwriters option period							45 years
Number of units issued	1,500,000	1,500,000					1,500,000	1,500,000
Unit Price | $ / shares	$ 10.00	$ 10.00
Underwriting discount | $							$ 500,000